Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Trillium Therapeutics Inc.
Entity Central Index Key	0001616212
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Trading Symbol	tril
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	28,938,831
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY